Interest in associates and joint ventures - Carrying amount of interests in associates and joint ventures (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Interests In Other Entities [Abstract]
Interests in associates	$ 28,777	$ 27,200
Interests in joint ventures	132	144
Interests in associates and joint ventures	$ 28,909	$ 27,344	$ 29,254